INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets

The components of intangible assets, all of which are finite-lived, were as follows:

(In millions)	Gross Carrying Amount		Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

June 30,				2024			2023

Marketing-related	$16,500		$(3,101)	$13,399	$4,935	$(2,473)	$2,462
Technology-based	21,913		(10,741)	11,172	11,245	(7,589)	3,656
Customer-related	6,038		(3,051)	2,987	7,281	(4,047)	3,234
Contract-based	58		(19)	39	29	(15)	14

Total	$44,509	(a)	$(16,912)	$27,597	$23,490	$(14,124)	$9,366

(a)
Includes intangible assets of $22.0 billion related to Activision Blizzard. See Note 8 – Business Combinations for further information.

Acquired Intangible Assets

The components of intangible assets acquired during the periods presented were as follows:

(In millions)	Amount	Weighted Average Life	Amount	Weighted Average Life

Year Ended June 30,	2024		2023

Marketing-related	$11,619	24 years	$7	5 years
Technology-based	10,947	4 years	522	7 years
Customer-related	660	4 years	0	0 years
Contract-based	38	4 years	12	3 years

Total	$23,264	14 years	$541	6 years

Estimated Future Amortization Expense Related to Intangible Assets

The following table outlines the estimated future amortization expense related to intangible assets held as of June 30, 2024:

(In millions)

Year Ending June 30,

2025	$5,892
2026	4,471
2027	2,793
2028	1,909
2029	1,728
Thereafter	10,804

Total	$27,597